Bonds - Summary of Bonds Issued (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total	S/ 932,759	S/ 924,042
Current	58,446	44,737
Non-current	874,313	879,305
Tren Urbano de Lima S.A.[member]
Disclosure of detailed information about borrowings [line items]
Total	624,454	618,497
Current	21,081	15,742
Non-current	603,373	602,755
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	280,848	305,545	S/ 325,382	S/ 343,910
Current	32,819	28,995
Non-current	248,029	S/ 276,550
Cumbra Peru S.A [member]
Disclosure of detailed information about borrowings [line items]
Total	27,457
Current	4,546
Non-current	S/ 22,911